Significant Accounting Policies (Details) - Schedule of U.S. Dollar Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Exchange Rates [Abstract]
1 U.S. $ =	3.627	3.519	3.11
Increase (decrease) during the year	3.069%	13.15%	(3.27%)